Financial and Other Assets - Schedule of Financial and Other Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Non-current receivables and deposits	$ 163	$ 322
Marketable equity and debt securities carried at fair value	364	178
Pension plans in a net asset position (Note 23(a))	224	449
Derivative assets	56	63
Non-current portion of inventories (Note 13)	213	126
Finite life intangibles	400	395
Other	46	38
Financial and other assets	$ 1,466	$ 1,571